CONVERTIBLE PREFERRED STOCK (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Temporary Equity Disclosure [Abstract]
Schedule of Convertible Preferred Stock
At September 30, 2021 and as of the IPO date, the Class A common stock reflected in the condensed balance sheets are reconciled in the following table:

Gross proceeds	$276,000,000
Less:
Proceeds allocated to Public Warrants	$(10,764,000)
Class A common stock issuance costs	$(15,031,830)
Plus:
Accretion of carrying value to redemption value	$(25,795,830)
Class A common stock subject to possible redemption	$207,372,020

As of December 31, 2020, Convertible Preferred Stock consists of the following:

Preferred Series	Par Value	Authorized	Issued and Outstanding	Carrying Value	Liquidation Preference	Conversion Price/Share
Series A	$0.0001	24,002,981	20,308,856	$26,708	$55,876	$0.9171
Series B	0.0001	11,814,580	11,808,789	50,686	152,925	4.3167
Series C	0.0001	9,826,819	8,951,819	64,197	193,185	7.1935
Series D-1	0.0001	13,377,998	12,234,650	87,663	240,000	6.5388
Series D-2	0.0001	9,861,666	8,109,888	40,168	96,000	3.9458
Total		68,884,044	61,414,002	$269,422	$737,986